Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005


                                                November 7, 2003



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                  Re:   AllianceBernstein Select Investor
                          Series, Inc.
                        (File Nos.  333-08818 and 811-09176)

Dear Sir or Madam:

            On behalf of AllianceBernstein Select Investor Series, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and the Statements of Additional Information of the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 30, 2003.

                                                Sincerely,


                                                /s/ Jennifer R. Parker
                                                ----------------------
                                                    Jennifer R. Parker


00250.0157 #440396